Property and Equipment	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

11. PROPERTY AND EQUIPMENT

Property and equipment and its related accumulated depreciation as of December 31, 2010 and 2011 are as follows:

	December 31, 2010	December 31, 2011
	RMB	RMB
Computer equipment	376,864	422,983
Leasehold improvements	13,745	22,757
Furniture and fixtures	30,842	29,493
Motor vehicles	12,663	10,500
Less: Accumulated depreciation	(238,694)	(255,258)

Net book value	195,420	230,475

Depreciation expense for the years ended December 31, 2009, 2010 and 2011 was approximately RMB44,797, RMB57,017 and RMB74,439, respectively.